Performance Management - Longboard Fund	Sep. 29, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The bar chart and Average Annual Total Returns table give some indication of the risks of investing in the Fund. The bar chart shows the performance of Class I shares of the Fund for each full calendar year since the Fund’s inception. The Average Annual Total Returns table shows how the Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 855-294-7540.

Performance Past Does Not Indicate Future [Text]	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table give some indication of the risks of investing in the Fund. The bar chart shows the performance of Class I shares of the Fund for each full calendar year since the Fund’s inception.
Bar Chart [Heading]	Class I Shares1 Calendar Year Returns as of December 31
Bar Chart [Table]
[1]	The return shown in the bar chart is for Class I shares. The performance of Class A shares will differ due to differences in expenses.

Bar Chart Closing [Text Block]

The calendar year-to-date return for the Fund’s Class I shares as of June 30, 2025 was -1.35%.

During the period shown in the bar chart, the best performance for a quarter was 9.85% (for the quarter ended June 30, 2020). The worst performance was -10.40% (for the quarter ended December 31, 2018).

Year to Date Return, Label [Optional Text]	The calendar year-to-date return for the Fund’s Class I shares
Bar Chart, Year to Date Return	(1.35%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	the best performance for a quarter was
Highest Quarterly Return	9.85%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	The worst performance was
Lowest Quarterly Return	(10.40%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2024
Performance Table Market Index Changed	The Bloomberg U.S. Aggregate Bond Index replaces the S&P 500 Total Return Index as the Fund’s primary broad-based securities market index.
Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance [Table]
	One Year	Five Year	Life of Fund
Class I Shares
Return Before Taxes	14.95%	8.91%	7.30%*
Return After Taxes on Distributions	14.95%	8.00%	1.72%
Return After Taxes on Distributions and Sale of Fund Shares	8.85%	6.61%	2.69%
Class A shares
Return Before Taxes	8.07%	7.35%	6.70%**
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.25%
S&P 500 Total Return Index	25.02%	14.53%	13.18%
SG Trend Index	2.64%	7.77%	2.58%

*	Class I shares of the Longboard Fund commenced operations on March 19, 2015.

**	Class A shares of the Longboard Fund commenced operations on December 9, 2015.

Performance Table One Class of after Tax Shown [Text]	After tax returns are shown for only Class I Shares. After tax returns for Class A shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.
Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns are shown for only Class I Shares. After tax returns for Class A shares will vary.

Bloomberg U.S. Aggregate Bond Index: A widely used, market-capitalization-weighted index that tacks the performance of the U.S. investment-grade fixed-rate debt market. It Includes a broad range of U.S. dollar-denominated securities, such as government bonds, investment-grade corporate debt, mortgage-backed securities (MBS), and asset-backed securities (ABS). which the adviser believes is more representative of the Fund’s strategy. The Bloomberg U.S. Aggregate Bond Index replaces the S&P 500 Total Return Index as the Fund’s primary broad-based securities market index. The S&P 500 Total Return Index will continue to be shown for a period of one year.

S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

SG Trend Index: The SG Trend Index tracks the performance of a systematic, trend-following strategy. Managed by Societe Generale, the SG Trend Index is widely regarded as a benchmark for trend following hedge funds and commodity trading advisors (CTAs). It is constructed by selecting a group of top-performing trend-following funds and aggregating their returns, providing a gauge of how well these strategies perform in various market conditions. The index is often used by investors to assess the performance of trend following strategies relative to other investment approaches. It’s an equal weighted index, meaning each included CTA program has the same weight in the index, and is reconstituted annually. The Adviser elected to replace that Fund’s three previous secondary benchmarks, the ICE Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index, the Morningstar Moderate Target Risk TR USD Index and Russell 2000 Total Return Index, with the SG Trend Index, which the Adviser believes is more appropriate for the Fund’s strategy.

Performance Availability Phone [Text]	855-294-7540